LEASE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Lease
SCHEDULE OF LEASE COST

Operating Lease Expense

	Three Months Ended
	March 31,
	2026	2025

Operating lease expense	$14,210	$-

Right-of-Use Asset and Lease Liability

	March 31,	December 31,
	2026	2025

Operating lease right-of-use assets	$88,354	$101,221
Short-term operating lease liabilities	(58,120)	(57,349)
Long-term operating lease liabilities	(37,931)	(52,753)
Total operating lease liabilities	$(96,051)	$(110,102)

Weighted-Average Lease Term and Discount Rate

	March 31,	December 31,
	2026	2025

Weighted average lease term	1.75	1.9
Weighted average discount rate	5.49%	5.49%

Supplemental Cash Flow Information

	March 31,	December 31,
	2026	2025

Supplemental noncash information:
Right-of-use asset obtained in exchange for lease obligations	$-	$168,418

Operating Lease Expense

	Years Ended
	December 31,
	2025	2024

Operating lease expense	$78,154	$-

Right-of-Use Assets and Lease Liabilities

	December 31,	December 31,
	2025	2024

Operating lease right-of-use assets	$101,221	$-
Short-term operating lease liabilities	(57,349)	-
Long-term operating lease liabilities	(52,753)	-
Total operating leased liabilities	$(110,102)	$-

Weighted-Average Lease Term and Discount Rate

	December 31,	December 31,
	2025	2024

Weighted average lease term	1.9	-
Weighted average discount rate	5.49%	-

Supplemental Cash Flow Information

	December 31,	December 31,
	2025	2024

Amounts included in the measurement of lease liabilities:
Non-cash lease expense	$78,154	$-
Supplemental noncash information:
Right-of-use asset obtained in exchange for lease obligations	$168,418	$-

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The following table summarizes the Company’s future lease payments under the operating lease as of March 31, 2026

Future lease commitments	Commitments

2026 (remaining of the year)	$46,182
2027	53,878
Total Lease Payments	$100,060
Less: imputed interest	(4,009)
Less: prepayments	-
Present value of lease liabilities	$96,051
Current portion of obligations under operating leases	58,120
Obligations under operating leases, non-current	37,931

The following table summarizes the Company’s future lease payments under the operating lease as of December 31, 2025:

Future lease commitments	Commitments

2026	$61,575
2027	53,879
Total Lease Payments	$115,454
Less: imputed interest	(5,352)
Less: prepayments	-
Present value of lease liabilities	$110,102
Current portion of obligations under operating leases	57,349
Obligations under operating leases, non-current	52,753